Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Shareholders' account	General reserves	Accumulated (losses)/ retained earnings	Total
Balance at Dec. 31, 2017	$ 8,000	$ 1,353,285	$ 70,421,436		$ (4,161,767)	$ 67,620,954
Transfer to general reserve				680,643	(680,643)
Net distribution to the shareholders (note 21)			(22,703,673)			(22,703,673)
Profit (loss) for the year					16,060,652	16,060,652
Balance at Dec. 31, 2018	8,000	1,353,285	47,717,763	680,643	11,218,242	60,977,933
Share issuance in connection with a merger	932	114,022,421				114,023,353
Cash election in lieu of shares (note 26)	(128)	(13,599,872)				(13,600,000)
Net contribution by the shareholders (note 21)			23,300,052			23,300,052
Profit (loss) for the year					(75,284,923)	(75,284,923)
Balance at Dec. 31, 2019	8,804	101,775,834	71,017,815	680,643	(64,066,681)	109,416,415
Share issuance in connection with a merger	(3)					(3)
Exercise of 100 warrants in 100 ordinary shares	0.01	1,224				1,224
Net contribution by the shareholders (note 21)			2,041,928			2,041,928
Profit (loss) for the year					17,159,113	17,159,113
Balance at Dec. 31, 2020	$ 8,801	$ 101,777,058	$ 73,059,743	$ 680,643	$ (46,907,568)	$ 128,618,677